Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	¥ 1,335,987		¥ 1,285,507		¥ 1,240,456
Provision (credit) for credit losses	(106,371)		144,542		223,809
Charge-offs	191,098		144,537		216,799
Recoveries	37,350		31,675		43,429
Net charge-offs	153,748		112,862		173,370
Others	18,552	[1]	18,800	[1]	(5,388)	[1]
Allowance for credit losses, at end of fiscal year	1,094,420		1,335,987		1,285,507
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	1,068,463		984,308		895,611
Provision (credit) for credit losses	(70,091)		127,874		181,449
Charge-offs	158,875		80,534		126,157
Recoveries	29,478		23,410		36,043
Net charge-offs	129,397		57,124		90,114
Others	7,882	[1]	13,405	[1]	(2,638)	[1]
Allowance for credit losses, at end of fiscal year	876,857		1,068,463		984,308
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	157,209		171,837		165,215
Provision (credit) for credit losses	(35,952)		1,302		29,481
Charge-offs	4,577		16,283		23,075
Recoveries	230		353		216
Net charge-offs	4,347		15,930		22,859
Others	3	[1]
Allowance for credit losses, at end of fiscal year	116,913		157,209		171,837
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	51,870		68,903		82,607
Provision (credit) for credit losses	5,617		12,379		27,883
Charge-offs	20,125		32,135		43,073
Recoveries	3,264		2,723		1,486
Net charge-offs	16,861		29,412		41,587
Allowance for credit losses, at end of fiscal year	40,626		51,870		68,903
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year	58,445		60,459		97,023
Provision (credit) for credit losses	(5,945)		2,987		(15,004)
Charge-offs	7,521		15,585		24,494
Recoveries	4,378		5,189		5,684
Net charge-offs	3,143		10,396		18,810
Others	10,667	[1]	5,395	[1]	(2,750)	[1]
Allowance for credit losses, at end of fiscal year	60,024		58,445		60,459
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		[2]
Provision (credit) for credit losses		[2]
Charge-offs		[2]
Recoveries		[2]
Net charge-offs		[2]
Others		[1],[2]
Allowance for credit losses, at end of fiscal year		[2],[3]

[1]	Others are principally comprised of gains or losses from foreign exchange translation.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no allowance for credit loss was stated in the above table.
[3]	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans since then. Therefore, no allowance for credit loss was stated in the above table.